Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Ms. Joanne Lustre	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas Mr. Cerna	Mar. 31, 2012 Gonzales County, Texas Acqua Ventures, Inc.	Mar. 31, 2012 Young County, Texas Well acre Property	Jul. 29, 2011 Young County, Texas Property Well acre
Related Party Transaction [Line Items]
Acres of undeveloped land			300	300
Common stock issued, acquisition of leases			1,800,000	1,800,000	1,400,000	400,000
Common stock issued, estimated fair value	$ 1,818,000		$ 1,818,000	$ 1,818,000	$ 1,414,000
Number of leases acquired							2	2
Acres of land acquired							120	120
Number of wells acquired							14	14
Cash paid for acquisition of leases							$ 128,500	$ 128,500
Business Acquisition, common stock issued as consideration		4,200,000
Business Acquisition, common stock issued as consideration as a percentage of issued and outstanding shares		20.70%